SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended			13 Months Ended
	Sep. 30, 2024 $ / shares	Sep. 30, 2024 Share	Sep. 30, 2024 shares	Sep. 30, 2023 Share $ / shares
Disclosure Of Share Capital Information [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares) | Share		2,829,676
Number of share options granted (in shares) | Share		62,000
Number of share options exercised in share-based payment arrangement (in shares) | Share		(3,942)		(26,300)
Number of share options forfeited in share-based payment arrangement (in shares) | Share		(70,813)
Number of share options expired in share-based payment arrangement (in shares) | Share		(125,585)
Number of share options outstanding in share-based payment arrangement at ene of period (in shares)		2,691,336	2,691,336	2,829,676
Weighted average exercise price at beginning of period (in CAD per share)	$ 9.94
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	5.60
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)	1.49			$ 1.47
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share)	10.26
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share)	9.02
Weighted average exercise price at end of period (in CAD per share)	$ 9.89			$ 9.94